Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment as of September 30, 2023 and December 31, 2022 are summarized as follows:
	September 30, 2023	December 31, 2022
	(Unaudited)
Land	$344,522	$361,193
Construction-in-Progress	7,400,000	-
Buildings and leasehold improvements	2,221,105	2,226,687
Machinery and equipment	1,132,876	1,116,789
Office equipment	166,027	173,766
	11,264,530	3,878,435
Less: accumulated depreciation	(3,310,594)	(3,304,457)
Property and equipment, net	$7,953,936	$573,978

Property and equipment as of December 31, 2022 and 2021 are summarized as follows:
	December 31, 2022	December 31, 2021
Land	$361,193	$400,091
Buildings and leasehold improvements	2,226,687	2,235,061
Machinery and equipment	1,116,789	1,013,376
Office equipment	173,766	191,824
	3,878,435	3,840,352
Less: accumulated depreciation	(3,304,457)	(3,314,471)
Property and equipment, net	$573,978	$525,881